CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 59.6%
Basic Materials - 1.1%
LG Chem Ltd.:
3.25%, 10/15/24 (1)	1,550,000	1,588,931
3.625%, 4/15/29 (1)	1,500,000	1,552,229
		3,141,160

Communications - 2.9%
Verizon Communications, Inc., 3.875%, 2/8/29	7,540,000	8,090,476

Consumer, Cyclical - 0.7%
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (1)	1,200,000	1,201,329
Starbucks Corp., 2.45%, 6/15/26	725,000	717,879
		1,919,208

Consumer, Non-cyclical - 1.8%
Kaiser Foundation Hospitals, 3.15%, 5/1/27	1,658,000	1,710,200
Massachusetts Institute of Technology, 3.959%, 7/1/38	2,985,000	3,287,706
		4,997,906

Energy - 3.4%
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,430,000	1,458,600
TerraForm Power Operating LLC:
5.00%, 1/31/28 (1)	2,280,000	2,297,100
6.625%, 6/15/25 (1)	5,365,000	5,653,369
		9,409,069

Financial - 22.0%
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	2,364,000	2,501,041
Australia & New Zealand Banking Group Ltd., 3.25%, 6/3/20 (2)	4,740,000	3,382,467
Bank of America Corp.:
2.151%, 11/9/20	3,524,000	3,513,273
3.499% to 5/17/21, 5/17/22 (3)	6,132,000	6,254,765
Boston Properties LP, 3.40%, 6/21/29	2,700,000	2,761,365
Citigroup, Inc., 0.50%, 1/29/22 (2)	10,450,000	12,060,462
Commonwealth Bank of Australia, 3.25%, 3/31/22	2,020,000	1,481,358
Credit Agricole Corporate & Investment Bank S.A., 3.221%, (3 mo. USD LIBOR + 0.625%), 10/3/21 (4)	2,802,000	2,807,491
DBS Group Holdings Ltd., 3.20%, (3 mo. USD LIBOR + 0.62%), 7/25/22 (1)(4)	3,640,000	3,657,393
Digital Euro Finco LLC, 2.50%, 1/16/26 (2)	1,800,000	2,235,997
Digital Realty Trust LP, 3.95%, 7/1/22	3,808,000	3,968,769
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24 (1)(5)	5,000,000	5,112,500
ING Groep NV, 4.625%, 1/6/26 (1)	2,175,000	2,373,184
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	1,100,000	1,098,024
National Australia Bank Ltd., 3.625%, 6/20/23	1,867,000	1,953,233
Nederlandse Waterschapsbank NV, 3.125%, 12/5/22 (1)	500,000	522,851

Regency Centers LP, 3.75%, 6/15/24	1,500,000	1,562,748
Toronto-Dominion Bank (The), 1.85%, 9/11/20	4,024,000	4,012,389
		61,259,310

Government - 8.5%
African Development Bank, 2.74%, (SOFR+0.32%), 11/18/20 (4)	2,000,000	2,000,217
Asian Development Bank:
1.00%, 8/16/19	1,800,000	1,796,415
1.875%, 8/10/22	1,000,000	1,001,837
2.125%, 3/19/25	750,000	758,924
2.375%, 8/10/27	750,000	766,855
3.125%, 9/26/28	800,000	869,038
European Bank for Reconstruction & Development, 0.875%, 7/22/19	2,275,000	2,273,255
European Investment Bank:
2.375%, 5/24/27 (6)	3,965,000	4,083,204
2.50%, 10/15/24	1,000,000	1,031,665
International Bank for Reconstruction & Development, 3.125%, 11/20/25	4,150,000	4,433,382
International Finance Corp.:
2.00%, 10/24/22	2,450,000	2,465,891
2.125%, 4/7/26	1,500,000	1,516,013
Nordic Investment Bank, 2.25%, 9/30/21	750,000	756,392
		23,753,088

Industrial - 1.9%
Klabin Austria GmbH, 7.00%, 4/3/49 (1)	1,500,000	1,588,200
Xylem, Inc.:
3.25%, 11/1/26	1,999,000	2,013,774
4.375%, 11/1/46	1,590,000	1,687,660
		5,289,634

Technology - 3.4%
Apple, Inc.:
2.85%, 2/23/23	2,500,000	2,560,750
3.00%, 6/20/27	2,346,000	2,405,194
DXC Technology Co.:
3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (4)	1,731,000	1,731,024
4.75%, 4/15/27	800,000	851,496
Microsoft Corp.:
3.75%, 2/12/45	906,000	988,044
4.45%, 11/3/45	900,000	1,079,574
		9,616,082

Utilities - 13.9%
American Water Capital Corp.:
2.95%, 9/1/27	480,000	483,451
3.40%, 3/1/25	850,000	884,109
4.00%, 12/1/46	500,000	510,902
Avangrid, Inc.:
3.15%, 12/1/24	4,913,000	5,010,631
3.80%, 6/1/29	6,300,000	6,601,914

Enel Finance International NV:
1.00%, 9/16/24 (2)	3,025,000	3,585,538
1.125%, 9/16/26 (2)	4,100,000	4,864,353
MidAmerican Energy Co.:
3.65%, 8/1/48	2,400,000	2,477,643
4.25%, 7/15/49 (6)	2,390,000	2,721,230
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	1,825,000	1,841,516
4.50%, 9/15/27 (1)	2,235,000	2,215,444
NSTAR Electric Co., 3.25%, 5/15/29	2,500,000	2,595,085
Public Service Co. of Colorado:
3.70%, 6/15/28	1,978,000	2,134,092
4.10%, 6/15/48	1,000,000	1,103,412
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	1,595,000	1,606,962
		38,636,282

Total Corporate Bonds (Cost $160,394,996)		166,112,215

SOVEREIGN GOVERNMENT BONDS - 14.8%
Canada - 3.0%
Export Development Canada, 1.625%, 6/1/20	2,025,000	2,017,211
Province of Ontario Canada:
1.95%, 1/27/23	3,200,000	2,464,456
2.65%, 2/5/25	5,000,000	3,977,167
		8,458,834

Finland - 1.8%
Municipality Finance plc, 1.375%, 9/21/21 (1)	5,000,000	4,944,749

France - 3.7%
French Republic Government Bond OAT, 1.75%, 6/25/39 (1)(2)	7,450,000	10,325,112

Germany - 3.0%
Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	3,490,000	3,484,981
1.875%, 11/30/20	2,800,000	2,798,681
2.00%, 9/29/22	2,000,000	2,013,248
		8,296,910

Mexico - 0.3%
Nacional Financiera SNC, 3.375%, 11/5/20 (1)	750,000	753,570

Netherlands - 1.2%
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (1)	1,500,000	1,496,475
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (1)	1,700,000	1,734,230
		3,230,705

Norway - 0.3%
Kommunalbanken AS, 1.375%, 10/26/20 (1)	1,000,000	991,612

Sweden - 1.5%
Kommuninvest i Sverige AB, 1.875%, 6/1/21 (1)	1,600,000	1,598,904
Svensk Exportkredit AB, 1.875%, 6/23/20	2,500,000	2,494,918
		4,093,822

Total Sovereign Government Bonds (Cost $40,040,548)		41,095,314

ASSET-BACKED SECURITIES - 11.0%
Helios Issuer LLC, Series 2017-1A, Class C, 8.00%, 9/20/49 (1)	2,605,978	2,715,647
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43 (1)	1,154,175	1,192,167
Series 2019-1A, Class A, 4.37%, 12/21/43 (1)	1,372,605	1,438,736
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42 (1)	769,150	800,286
Series 2017-2A, Class A, 3.82%, 6/22/43 (1)	95,190	96,864
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	74,479	74,418
SolarCity LMC LLC:
Series 2013-1, Class A, 4.80%, 11/20/38 (1)	202,687	213,952
Series 2014-1, Class A, 4.59%, 4/20/44 (1)	4,329,888	4,425,418
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	1,685,180	1,699,764
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	172,845	172,569
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (1)	595,878	609,588
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (1)	857,686	877,349
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	2,545,667	2,547,473
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (1)	2,803,330	2,802,215
Series 2018-B, Class A, 3.71%, 8/20/21 (1)	1,956,214	1,985,888
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	52,551	52,521
Series 2016-B, Class A4, 1.52%, 8/16/21	7,525,000	7,502,905
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (1)	1,482,139	1,572,579

Total Asset-Backed Securities (Cost $30,278,939)		30,780,339

TAXABLE MUNICIPAL OBLIGATIONS - 3.3%
General Obligations - 1.7%
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,775,000	4,744,870

Water and Sewer - 1.6%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,665,000	2,135,529
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40 (7)	150,000	172,815
Metropolitan Water District of Southern California, 6.947%, 7/1/40 (7)	250,000	261,482
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44 (7)	605,000	855,839
New York Environmental Facilities Corp., Green Bonds, 2.25%, 7/15/20	1,070,000	1,071,648
		4,497,313

Total Taxable Municipal Obligations (Cost $8,686,970)		9,242,183

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%
Federal National Mortgage Association:
2.65%, 6/1/26	1,898,645	1,940,128
2.68%, 7/1/26	2,000,000	2,047,900

Total U.S. Government Agency Mortgage-Backed Securities (Cost $3,962,155)		3,988,028

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.7%
Overseas Private Investment Corp.:
3.16%, 6/1/33	177,566	185,347
3.22%, 9/15/29	753,497	788,152
3.52%, 9/20/32	3,595,482	3,846,345

Total U.S. Government Agencies and Instrumentalities (Cost $4,526,545)		4,819,844

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (8)(9)	150,000	148,071

Total High Social Impact Investments (Cost $150,000)		148,071

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 7.2%
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.878%, 2/25/27 (10)	913,361	940,131
Series 2017-M13, Class A2, 3.037%, 9/25/27 (10)	4,150,000	4,288,769
Series 2018-M4, Class A2, 3.144%, 3/25/28 (10)	4,142,000	4,322,874
Series 2018-M8, Class A2, 3.436%, 6/25/28 (10)	923,077	983,967
Series 2018-M13, Class A2, 3.82%, 9/25/30 (10)	2,420,000	2,661,698
Series 2019-M1, Class A2, 3.673%, 9/25/28 (10)	4,530,000	4,918,317
Series 2019-M9, Class A2, 2.937%, 4/25/29	1,920,000	1,983,351

Total Collateralized Mortgage-Backed Obligations (Cost $19,043,219)		20,099,107

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	2,841,750	2,841,750

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,841,750)		2,841,750

TOTAL INVESTMENTS (Cost $269,925,122) - 100.1%		279,126,851
Other assets and liabilities, net - (0.1%)		(403,898)
NET ASSETS - 100.0%		278,722,953

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $77,739,173, which represents 27.9% of the net assets of the Fund as of June 30, 2019.

(2) Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities is $36,453,929 or 13.1% of the Fund’s net assets.

(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(5) When-issued security.
(6) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $5,139,650 and the total market value of the collateral received by the Fund was $5,291,890, comprised of cash of $2,841,750 and U.S. Government and/or agencies securities of $2,450,140.

(7) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(8) Restricted security. Total market value of restricted securities amounts to $148,071, which represents 0.1% of the net assets of the Fund as of June 30, 2019.
(9) Affiliated company.
(10) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)
USD	4,794,635	AUD	6,915,931	State Street Bank and Trust Company	8/30/19	$—	$(69,650)
USD	6,129,437	CAD	8,265,166	State Street Bank and Trust Company	8/30/19	—	(189,225)
USD	2,608,824	EUR	2,319,515	State Street Bank and Trust Company	8/30/19	—	(41,029)
USD	20,855,668	EUR	18,584,892	State Street Bank and Trust Company	8/30/19	—	(376,027)
USD	2,780,340	EUR	2,437,493	State Street Bank and Trust Company	8/30/19	—	(4,293)
USD	1,366,688	EUR	1,200,157	State Street Bank and Trust Company	8/30/19	—	(4,391)
USD	4,176,461	EUR	3,648,970	State Street Bank and Trust Company	8/30/19	7,815	—
						$7,815	$(684,615)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	122	9/30/19	$26,251,922	$66,156
U.S. 5-Year Treasury Note	69	9/30/19	8,152,781	101,006
U.S. Ultra-Long Treasury Bond	4	9/19/19	710,250	17,164
Total Long				$184,326
Short:
U.S. 10-Year Treasury Note	(17)	9/19/19	($2,175,469)	($38,413)
U.S. Long Treasury Bond	(11)	9/19/19	(1,711,531)	(46,083)
U.S. Ultra 10-Year Treasury Note	(57)	9/19/19	(7,873,125)	(147,807)
Total Short				($232,303)

Abbreviations:
AUD:	Australian Dollar
CAD:	Canadian Dollar
EUR:	Euro
LIBOR:	London Interbank Offered Rate
SOFR:	Secured Overnight Financing Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	150,000

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: During the fiscal year to date ended June 30, 2019, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Interest Rate Risk: During the fiscal year to date ended June 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$7,815	($684,615)
Interest Rate	Financial Futures Contracts	184,326	(232,303)
Total		$192,141	($916,918)
At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $148,071, which represents 0.1% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$150,000	$—	$—	$150,000	$148,071	$1,675	$—	$—	$3,718

(1) Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$166,112,215	$—	$166,112,215
Sovereign Government Bonds	—	41,095,314	—	41,095,314
Asset-Backed Securities	—	30,780,339	—	30,780,339
Taxable Municipal Obligations	—	9,242,183	—	9,242,183
U.S. Government Agency Mortgage-Backed Securities	—	3,988,028	—	3,988,028
U.S. Government Agencies and Instrumentalities	—	4,819,844	—	4,819,844
High Social Impact Investments	—	148,071	—	148,071
Collateralized Mortgage-Backed Obligations	—	20,099,107	—	20,099,107
Short Term Investment of Cash Collateral for Securities Loaned	2,841,750	—	—	2,841,750
Total Investments	$2,841,750	$276,285,101	$—	$279,126,851
Forward Foreign Currency Exchange Contracts	$—	$7,815	$—	$7,815
Futures Contracts	184,326	—	—	184,326
Total	$3,026,076	$276,292,916	$—	$279,318,992

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(684,615)	$—	$(684,615)
Futures Contracts	(232,303)	—	—	(232,303)
Total	$(232,303)	$(684,615)	$—	$(916,918)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.